Average Annual Total Returns{- Fidelity Series International Credit Fund} - 12.31 Fidelity Series International Credit Fund PRO-08 - Fidelity Series International Credit Fund	Fidelity Series International Credit Fund Return Before Taxes Past 1 year	Fidelity Series International Credit Fund Return Before Taxes Since Inception		Fidelity Series International Credit Fund After Taxes on Distributions Past 1 year	Fidelity Series International Credit Fund After Taxes on Distributions Since Inception		Fidelity Series International Credit Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series International Credit Fund After Taxes on Distributions and Sales Since Inception		LB427 Past 1 year	LB427 Since Inception
Total	(0.07%)	5.02%	[1]	(1.21%)	3.04%	[1]	0.03%	3.03%	[1]	(0.96%)	4.01%	[1]

[1]	(a)From July 25, 2017